Deconsolidation of Ding Xin (Tables)	12 Months Ended
Dec. 31, 2020
Deconsolidation Disclosure [Abstract]
Schedule of controlling financial interest in subsidiary or group of assets
Fair value

Consideration	$15,326
Less: carrying amount of Ding Xin’s net assets	1,782,340
Loss from deconsolidation	(1,767,014)
Other comprehensive loss	(190,396)
Non-controlling interest	4,162
Net loss from deconsolidation of subsidiaries	$(1,953,248)